EXHIBIT 99.2

John Deere Owner Trust 2012-B

Statement to Certificateholders

$321,000,000   Class A-1  0.26701%  Asset Backed Notes due September 16, 2013

$310,000,000   Class A-2  0.43000%  Asset Backed Notes due February 17, 2015

$300,000,000   Class A-3  0.53000%  Asset Backed Notes due July 15, 2016

$99,778,000   Class A-4  0.69000%  Asset Backed Notes due January 15, 2019

$31,879,975  Asset Backed Certificates

Payment Date:			15-Oct-12

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$58,986,583.44
		per $1,000 original principal amount:	$183.76

	(b)	Class A-2 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(c)	Class A-3 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(d)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(e)	Certificates:	$0.00
		per $1,000 original principal amount:	$0.00

	(f)	Total:	$58,986,583.44

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$95,233.57
		per $1,000 original principal amount:	$0.30

		(ii) Class A-2 Notes:	$148,111.11
		per $1,000 original principal amount:	$0.48

		(iii) Class A-3 Notes:	$176,666.67
		per $1,000 original principal amount:	$0.59

		(iv) Class A-4 Notes:	$76,496.47
		per $1,000 original principal amount:	$0.77

		(v) Total:	$496,507.82

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:	$1,009,663,416.54

	(b)	Note Value at end of related Collection Period:	$1,003,671,391.79

	(c)	Pool Face Amount at the end of related Collection Period:	$1,084,178,321.72

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i) Outstanding Principal Amount of Class A-1 Notes:	$262,013,416.56
		(ii) A-1 Note Pool Factor:	0.8162412

	(b)	(i) Outstanding Principal Amount of Class A-2 Notes:	$310,000,000.00
		(ii) A-2 Note Pool Factor:	1.0000000

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	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$300,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$99,778,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(e)	(i)	Certificate Balance:	$31,879,975.00
		(ii)	Certificate Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:		$1,763,072.10
		(i)	per $1,000 original principal amount:	$1.64
	(b)	Amount of Servicing Fee earned:		$1,763,072.10
	(c)	Amount of Servicing Fee paid:		$1,763,072.10
	(d)	Amount of Servicing Fee Shortfall:		$0.00

(6)	Amount of Administration Fee:			$100.00

(7)	Amount paid to Indenture Trustee:			$0.00

(8)	Amount paid to Owner Trustee:			$0.00

(9)	(i)	Amount in Reserve Account:		$13,283,225.00
	(ii)	Specified Reserve Account Balance:		$13,283,225.00

(10)	(i)	Face Amount of Receivables 60 days or more past due:		$1,269,224.01
	(ii)	Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:		0.13%

(11)	(i)	Aggregate amount of net losses for the collection period:		$0.00
	(ii)	Cumulative amount of net losses:		$0.00
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.00%

(12)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$202,037.55
		(ii)	% of Pool Balance:	0.02%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

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